Statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities
Net income (loss) for the year	$ 5,948,607	$ 1,728,194
Adjustment to reconcile net income (loss) for the year to net cash from operating activities
Net realized (gains) losses on redemptions and sales of gold bullion	(147,583)	(57,138)
Net change in unrealized (gains) losses on gold bullion	(5,849,334)	(1,701,279)
Net changes in operating assets and liabilities
(Increase) decrease in prepaid assets	(154)
Increase (decrease) in accounts payable	272	2,907
Net cash provided by (used in) operating activities	(48,192)	(27,316)
Cash flows from investing activities
Purchases of gold bullion	(1,626,969)	(549,085)
Net cash provided by (used in) investing activities	(1,626,969)	(549,085)
Cash flows from financing activities
Proceeds from issuance of Units (note 7)	1,702,893	564,199
Payments on redemption of Units (note 7)	(4,632)	(3,504)
Underwriting commissions and issue expenses	(5,112)	(854)
Net cash provided by (used in) financing activities	1,693,149	559,841
Net increase (decrease) in cash during the year	17,988	(16,560)
Cash at beginning of year	8,924	25,484
Cash at end of year	$ 26,912	$ 8,924